GE FUNDS

Supplement dated September 20, 2010

To the Statement of Additional Information dated January 29, 2010,

as supplemented on May 28, 2010 and August 27, 2010

This supplement revises the statement of additional information (the “SAI”) for the GE Funds, effective as of September 13, 2010 (with respect to the GE Small-Cap Equity Fund), and January 1, 2011 (with respect to the GE Total Return Fund).

1. Effective January 1, 2011, all references to Judith A. Studer are deleted.

2. On page 79 of the SAI, the sub-section entitled “Small-Cap Equity Fund” under the section entitled “Portfolio Managers – Other Accounts Managed” is deleted in its entirety and replaced with the following:

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned
Small-Cap Equity Fund*

David Wiederecht	0 Accounts with $0 in total assets managed.	0 Pooled Investment Vehicles with $0 in total assets managed.	0 Other Accounts with $0 in total assets managed.	None

*	Information is as of September 13, 2010.

3. On page 85 of the SAI, the sub-section entitled “Total Return Fund” under the section entitled “Portfolio Managers – Other Accounts Managed” is deleted in its entirety and replaced with the following:

Total Return Fund

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned
Paul M. Colonna	16 Accounts with $3.88 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $472.9 million in total assets managed.[1]	22 Other Accounts with $5.98 billion in total assets managed. [1]	None

Greg Hartch*	0 Accounts with $0 in total assets managed. [1]	0 Pooled Investment Vehicles with $0 in total assets managed. [1]	0 Other Accounts with $0 in total assets managed. [1]	None

Ralph R. Layman	7 Accounts with $695.7 million in total assets managed.[1]	12 Pooled Investment Vehicles with $84.1 million in total assets managed.[1]	24 Other Accounts with $2.2 billion in total assets managed, of which the fees for 2 accounts with $60.8 million in total assets are based on the performance of the accounts.[1]	None

Thomas R. Lincoln	7 Accounts with $2.41 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $48.4 million in total assets managed.[1]	7 Other Accounts with $2.09 billion in total assets managed, of which the fee for 1 account with $24.1 million in total assets is based on the performance of the account.[1]	None

Judith A. Studer	0 Accounts with $0 in total assets managed. [1]	0 Pooled Investment Vehicles with $0 in total assets managed. [1]	1 Other Accounts with $103.7 million in total assets managed. [1]	None

Diane M. Wehner	4 Accounts with $359 million in total assets managed. [1]	0 Pooled Investment Vehicles with $0 in total assets managed.	3 Other Accounts with $898.6 million in total assets managed.	None

David Wiederecht*	0 Accounts with $0 in total assets managed. [1]	0 Pooled Investment Vehicles with $0 in total assets managed.[1]	0 Other Accounts with $0 in total assets managed. [1]	None

*	Information is as of September 13, 2010.

This Supplement should be retained with your SAI for future reference